Organization and description of business	12 Months Ended
Dec. 31, 2023
Organization and description of business
Organization and description of business

Note 1 - Organization and description of business

TROOPS, Inc. (the “Company” or “TROOPS” or “we”, “our” or “us”) was incorporated under Cayman Islands’ laws on July 18, 2007. It was previously named SGOCO Group, Ltd. and before that, SGOCO Technology, Ltd., and prior to the Acquisition was named Hambrecht Asia Acquisition Corp. The Company was formed as a blank check company for the purpose of acquiring one or more operating businesses in the People’s Republic of China (the “PRC”) through a merger, stock exchange, asset acquisition or similar business combination or control through contractual arrangements.

The Company completed its initial public offering (“IPO”) of units consisting of one ordinary share and one warrant to purchase one ordinary share in March 12, 2008. On March 12, 2010, the Company completed a share-exchange transaction with Honesty Group Holdings Limited (“Honesty Group”) and its shareholders, and Honesty Group became a wholly-owned subsidiary of the Company (the “Acquisition”). On the closing date, the Company issued 3,575,000 of its ordinary shares to Honesty Group in exchange for 100% of the capital stock of Honesty Group. Prior to the share-exchange transaction, the Company had 5,299,126 ordinary shares issued and outstanding. After the share-exchange transaction, the Company had 4,023,689 ordinary shares issued and outstanding.

The share-exchange transaction was accounted for as reorganization and recapitalization of Honesty Group. As a result, the unaudited condensed consolidated financial statements of the Company (the legal acquirer) were, in substance, those of Honesty Group (the accounting acquirer), with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of the share-exchange transaction. There was no gain or loss recognized based on the transaction. The historical financial statements for periods prior to March 12, 2010 are those of Honesty Group, except that the equity section and earnings per share have been retroactively restated to reflect the reorganization and recapitalization.

SGOCO International (HK) Limited, a limited liability company registered in Hong Kong, or “SGOCO International,” is a wholly owned subsidiary of TROOPS.

On February 22, 2011, SGO Corporation (“SGO”) was established in Delaware USA. On March 14, 2011, SGOCO International purchased 100% of the outstanding shares of common stock of SGO. SGO was founded for the purpose of marketing, sales and distribution of TROOPS’s high quality LCD/LED products in America. SGO commenced sales in June 2012.

On July 28, 2011, SGOCO (Fujian) Electronic Co., Ltd. (“SGOCO (Fujian)”), a limited liability company under the laws of the PRC was established by SGOCO International for the purpose of conducting LCD/LED monitor and TV product-related design, brand development and distribution.

On December 26, 2011, SGOCO International established a wholly owned subsidiary, Beijing SGOCO Image Technology Co. Ltd. (“Beijing SGOCO”), a limited liability company under the laws of the PRC for the purpose of conducting LCD/LED monitor, TV product-related and application-specific product design, brand development and distribution.

On November 14, 2013, SGOCO International established a wholly owned subsidiary, SGOCO (Shenzhen) Technology Co., Ltd. (“SGOCO Shenzhen”), a limited liability company under the laws of the PRC for the purpose of conducting LCD/LED monitor and TV product-related and application-specific product design, brand development and distribution.

In May 2014, the Company relocated its corporate headquarters from Beijing, China to Hong Kong, China.

On December 24, 2014, the Company entered into a Sale and Purchase Agreement to sell its 100% equity ownership interest in SGOCO (Fujian) to Apex Flourish Group Limited (“Apex”), which is an independent third party with interests in real estate and forestry products. Apex previously purchased Honesty Group Holdings Limited, TROOPS’s prior manufacturing business, on November 15, 2011. The Company considers December 31, 2014 as the disposal effective date since the operational and management control over SGOCO (Fujian) was shifted from TROOPS to Apex on December 31, 2014. The Sale of SGOCO (Fujian) allowed TROOPS to reform the business and reduce the reliance of traditional flat panel LED and LCD monitor products. It provided greater flexibility and scalability for the Company’s business model, which enables the Company to focus on finding new business acquisition opportunities and exploring new products.

The sales price for all the equity of SGOCO (Fujian) is equivalent to the net asset value of SGOCO (Fujian) on December 31, 2014. The final amount is $11.00 million.

On December 28, 2015, SGOCO International entered into a Share Sale and Purchase Agreement for the Sale and Purchase of the Entire Issued Share Capital of Boca International Limited (the “Agreement”) with Richly Conqueror Limited, a company incorporated under the laws of the British Virgin Islands (the “Vendor”). Pursuant to the Agreement, SGOCO International acquired 100% of the issued share capital of Boca International Limited (“Boca”), a private company incorporated in Hong Kong, from its sole legal and beneficial owner - Richly Conqueror Limited at a consideration of $52.00 million in cash, plus up to 19.9% or 3.40 million newly issued ordinary shares (the “Shares”) of the Company. In March, 2016, the acquisition of Boca completed and SGOCO International fully paid $52.00 million plus 1,162,305 post-split shares of common stock of the Company and received 100% ownership of Boca.

Boca designs, develops and manufactures Phase Change Material (PCM-TES) storage system and applies them on cooling and heating system. Boca’s PCM-TES storage system (the “System”) applies real-time electricity demand peak management which shifts on-peak chiller plant load to off-peak and increases chiller efficiency by optimization controls at any time. The System could reduce electricity consumption by approximately 50% during all running time and decrease 2/3 of central air conditioning running cost due to lower tariff rate during off-peak and higher efficiency at all time. The System can be used in all existing and new buildings and is environmentally friendly with a life of more than ten years. The System fully supports energy saving to help control the greenhouse effect and achieve maximum economic benefit for customers.

The Company has effected a 1-for-4 reverse stock split of the Company’s authorized ordinary shares, accompanied by a corresponding decrease in the Company’s issued and outstanding shares of ordinary shares and an increase of the par value of each ordinary share from $0.001 to $0.004 on January 19, 2016.

On August 10, 2016, the shareholders of the Company approved an increase of the authorized ordinary shares of the Company from 12,500,000 shares to 50,000,000 shares at the annual shareholders meeting.

On April 23, 2017, SGOGO International (HK) Limited, a wholly-owned subsidiary of TROOPS, entered into a Share Sale and Purchase Agreement with Full Linkage Limited pursuant to which SGOCO International acquired all the issued and outstanding capital stock of CSL, a company incorporated in Hong Kong at a consideration of $32,600,000 plus 1,500,000 of the Company ordinary shares. The acquisition of CSL was completed on May 10, 2017. CSL is principally engaged in Virtual Reality device and technologies research and development. Its development centre and main researchers are in Shenzhen China

On December 15, 2017, TROOPS formed Giant Connection Limited, a limited liability company registered in the Republic of Seychelles.

On December 22, 2017, Giant Connection Limited, a wholly-owned subsidiary of TROOPS, completed the acquisition of GCL contemplated by the Share Exchange Agreement entered into by and between the parties in consideration for HK$19.60 million ($2.35 million), which was satisfied by the allotment and issuance of 2,220,283 ordinary shares of the Company. The principal activity of GCL is money lending in Hong Kong. GCL is a Hong Kong incorporated company which has a Money Lenders License for carrying on money lending business in Hong Kong. GCL has been providing high-quality personal loans and corporate loans to its customers since 2016.

On March 8, 2018, the Company’s wholly-owned subsidiary, Giant Connection closed a Share Exchange Agreement with Vagas Lane Limited for the purchase and sale of 11 Hau Fook Street in consideration for HK$26.10 million ($3.35 million), which was satisfied by the allotment and issuance of 2,935,222 ordinary shares. 11 Hau Fook Street is an investment holding company which owns two properties located at No. 11 Hau Fook Street, Tsim Sha Tsui, Kowloon, Hong Kong.

On May 17, 2018, the Company entered into a Sale and Purchase Agreement to sell its 100% ownership interest in SGOCO Shenzhen to Realm Valley Limited, a company incorporated in British Virgin Islands, for $1 in total consideration.

On June 7, 2018, the Company’s wholly-owned subsidiary, Giant Connection closed a Share Exchange Agreement for the entire issued share capital of Paris Sky. In consideration for (1) the allotment of 3,889,050 ordinary shares of the Company to Leung Iris Chi Yu (“Ms. Leung”), at an initial agreed value of HK$30.33 million ($3.89 million), the fair value of the 3,889,050 ordinary shares was $4.78 million, which was calculated based on the stock price of $1.23 per share on June 7, 2018, (2) the transfer of a 49% interest in CSL at an agreed value of HK$126.13 million ($16.17 million), (3) the transfer of a 49% interest in Boca at an agreed value of HK$184.84 million ($23.70 million), and (4) the issuance of a promissory note to Ms. Leung in the principal amount of HK$27.10 million ($3.47 million), bearing a 8% interest per annum, by Giant Connection, the Company acquired 100% of the issued share capital of Paris Sky, an investment holding company which, through its wholly owned subsidiary, Suns Tower, owns a property located at No. 8 Fui Yiu Kok Street, Tsuen Wan, New Territories, Hong Kong. The fair value of this property was $53.00 million on June 7, 2018. The Company repaid the promissory note in full on August 22, 2018. In the fourth quarter of 2018, management committed a plan to dispose of its remaining 51% equity interests in CSL and initiated efforts to locate buyers. On April 25, 2019, the Company entered into a Letter of Intent to sell to another individual, Ho Pui Lung 5,100 shares in the share capital of CSL, at a consideration of HK$99.45 million ($12.75 million). On September 20, 2019, the Company entered into a Share Exchange Agreement for the disposal of 5,100 shares in the share capital of CSL, being 51% of its entire issued share capital, and its fully owned subsidiary - Shen Zhen Provizon Technology Co., Limited, to Ho Pui Lung at an agreed value of HK$99.45 million ($12.75 million). Upon the satisfactory completion of the closing conditions contained in the Agreement, the operational and management control over CSL were shifted from TROOPS to Ho Pui Lung on December 31, 2019.

On June 26, 2018, the shareholders of the Company approved to increase the authorized share capital of the Company from $201,000 divided into 50,000,000 ordinary shares of par value $0.004 and 1,000,000 preferred shares of par value $0.001 each to $2,010,000 by the creating of 450,000,000 ordinary shares of par value $0.004 each and 9,000,000 preferred shares of par value $0.001 each such that the share capital of the Company shall be divided into 500,000,000 ordinary shares of par value $0.004 and 10,000,000 preferred shares of par value $0.001 each.

On February 5, 2019, the Company’s wholly-owned subsidiary, Paris Sky entered into a Share Exchange Agreement with Kwok Man Yee Elvis for the entire issued share capital of Vision Lane for an initial consideration of $12,428,205 to be satisfied by (1) the allotment of 4,519,347 ordinary shares of the Company to Kwok Man Yee Elvis, at $1.10 per share and (2) the payment of the remaining balance of $7.50 million in cash. The fair value of the 4,519,347 ordinary shares was $5.24 million, which was calculated based on the stock price of $1.16 per share on March 8, 2019, and the final consideration was $12.70 million. Vision Lane is a private company incorporated in the British Virgin Islands and engages in property investment and money lending services in Hong Kong. On March 12, 2019, Paris Sky closed its acquisition of Vision Lane (Note 6(e)).

On December 23, 2019, the Company entered into a Share Exchange Agreement with Victor Or (“Mr. Or”) for the purchase and sale of GFS. GFS is a private company incorporated in Samoa provides an online financial marketplace connecting financial institutions and users worldwide via its unique mobile application which features state-of-the-art functions to boost financial accessibility to financial and insurance products and services. At the heart of its digital platform is the Company’s dedication to drive innovation, create value to businesses and individual users alike by (i) minimizing transaction risks, (ii) lowering transaction costs, (iii) reducing and detecting fraud, (iv) saving time, (v) increasing access and equality. The Company intends to integrate GFS into its existing platform to support its current business lines. The total consideration to be paid for GFS is $64.34 million, which shall be satisfied by (a) the allotment of 15,992,000 shares of the Company to be issued to Mr. Or on the closing date, representing 19.9% of the total issued and outstanding shares of the Company as of the date of the Agreement, (b) the payment of $21.79 million in cash, and (c) the balance satisfied by issuance of a promissory note to Mr. Or. On January 31, 2020, TROOPS, Inc. closed its acquisition of GFS (Note 6(f)). By March 30, 2021, the Company repaid the promissory note in full by several payments.

On August 31, 2020, the Company’s wholly-owned subsidiary, SGOCO International entered into a Sale and Purchase Agreement for the disposal of 94 shares in the share capital of Boca International Limited, being 51% of its entire issued share capital. Upon the satisfactory completion of the closing conditions contained in the Agreement, the disposal shall be consummated in consideration for the transfer of a 51% interest in Boca International Limited to Wong Yiu Tong at an agreed value of HK$1.46 million ($0.19 million).

On September 28, 2020, the Company’s wholly-owned subsidiary, GFS closed a Share Exchange Agreement for the entire issued share capital of Apiguru. The acquisition was consummated in consideration for a total of AUD0.70 million ($0.59 million), which was satisfied by the allotment and issuance of 559,581 ordinary shares of the Company. Apiguru is a technology consulting company specialising in Application Programming Interface (API) strategy and implementation enabling state-of-the-art market fit hypothesis that drives businesses forward. Through providing API consulting services, Apiguru helps businesses increasing effectivity, optimizing productivity, and developing integration channels that leverage opportunities for generating new revenue sources.

GFS aims to serve clients from different sectors with distinctive needs.  Along together with API specialization, Apiguru helps GFS to integrate with various global platforms to expand customer base.